Intangibles (Predecessor)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012 Ziegler Healthcare Real Estate Funds
Intangibles
Intangibles

Note 4—Intangibles

The following is a summary of the carrying amount of intangible assets as of September 30, 2013 and December 31, 2012 (in thousands):

	September 30, 2013			December 31, 2012
	Cost	Accumulated Amortization	Net	Cost	Accumulated Amortization	Net
In-place leases	$26,073	$(7,525)	$18,548	$12,150	$(6,907)	$5,243
Above market leases	2,180	(12)	2,168	—	—	—
Total	$28,253	$(7,537)	$20,716	$12,150	$(6,907)	$5,243

Amortization expense related to intangibles was $0.6 million for each of the nine month periods ended September 30, 2013 and 2012. Amortization expense related to intangibles was $0.2 million for each of the three months ended September, 30, 2013 and 2012.  Future amortization of the intangible assets as of September 30, 2013, is as follows (in thousands):

Year Ending December 31:
2013	$567
2014	2,217
2015	2,185
2016	2,172
2017	1,996
Thereafter	11,579
Total	$20,716

Note 3—Intangibles

        Amortization expense related to intangibles was $912,119 and $1,286,127 for the years ended December 31, 2012 and 2011, respectively.

2013	$744,044
2014	685,804
2015	661,256
2016	648,522
2017	503,884
Thereafter	1,999,376

Total	$5,242,886